Basis of Presentation	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Certain of Teekay’s significant non-wholly owned subsidiaries are consolidated in these financial statements even though Teekay owns less than a 50% ownership interest in the subsidiaries. These significant subsidiaries include the following publicly-traded subsidiaries (collectively, the Public Subsidiaries): Teekay LNG Partners L.P. (or Teekay LNG); Teekay Tankers Ltd. (or Teekay Tankers); and, until September 25, 2017, Teekay Offshore Partners L.P. (or Teekay Offshore) (see Note 4).

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2017, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 30, 2018. In the opinion of management, these unaudited interim consolidated financial statements reflect all adjustments, consisting of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the three and six months ended June 30, 2018, are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation. In addition, because the Company has determined that the entities that have financed certain of the Teekay liquefied natural gas (or LNG) carriers or LNG carrier newbuildings through sale-leaseback transactions are variable interest entities (or VIEs) that should be consolidated, the presentation of the sale-leaseback transactions in the consolidated statements of cash flows has been adjusted to reflect these transactions as financing activities instead of investing activities in the current and comparative period.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Given current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.